Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments
Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
As at December 31 (Expressed in U.S. Dollars)	2024	2023
Cash and cash equivalents	$4,882	$4,786
Accounts receivable	3,658	3,567
Other assets	68	57
Accounts payable and accrued liabilities	(4,662)	(4,876)
Income taxes payable	(66)	(12)
Current portion of lease obligation	(103)	(101)
Lease obligation	(100)	(173)
	$3,677	$3,248